SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 10 - SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report, in their financial statements, information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reporting segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the condensed statements of operations as net income or loss. The measure of segment assets is reported on the condensed balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	June 30,	December 31,
	2026	2025
Cash	$256,897	$856,131
Investments held in Trust Account	$236,580,243	$232,460,533

	For the
	Six Months Ended
	June 30,
	2026	2025
General and administrative expenses	$3,244,511	$276,512

Interest income earned on investments held in Trust Account	$4,119,710	$1,733,912

	For the Three Months Ended
	June 30,
	2026	2025
General and administrative expenses	$723,227	$236,916

Interest income earned on investments held in Trust Account	$2,075,700	$1,733,912

General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Business Combination period. The CODM also evaluates general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative expenses, as reported on the condensed statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

Interest income earned on investments held in Trust Account are reviewed and monitored by the CODM to forecast amounts held in the Trust Account that can be utilized to consummate an initial Business Combination. The CODM also evaluates this metric to ensure the investments are generating an appropriate rate of return.

All other segment items included in net income are reported on the condensed statements of operations and described within their respective disclosures.

NOTE 10 - SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report, in their financial statements, information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reporting segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. The measure of segment assets is reported on the balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2025	December 31, 2024
Cash	$856,131	$2,232
Investments held in Trust Account	$232,460,533	$—

For the Year Ended December 31, 2025
General and administrative expenses	$718,934
Interest income earned on investments held in Trust Account	$6,335,533

For the Period from July 26, 2024 (Inception) through December 31, 2024
General and administrative expenses	$44,737
Interest income earned on investments held in Trust Account	$—

General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Business Combination period. The CODM also evaluates general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative expenses, as reported on the statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net income (loss) are reported on the statements of operations and described within their respective disclosures.